MATERIAL AGREEMENTS (Details) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	May 06, 2019	Jan. 31, 2020	May 31, 2019	Sep. 30, 2018	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Royalty payments						$ 635	$ 103
Revenues from sale or license						17,718	176	$ 118
Research and development						4,969	4,072	5,462
Revenues from development services						10,678
Revenues from sales						3,393	$ 3,225	$ 2,378
BARDA [Member]
Disclosure of contingent liabilities [line items]
Contract amount for development and manufacturing of Nexobrid						153,000
Revenues from sale or license					$ 17,500
Accumulated funding				$ 196,000		42,958
Research and development						31,955
Revenues from development services						10,678
Revenues from sales						325
BARDA [Member] | For development costs of NexoBrid [Member]
Disclosure of contingent liabilities [line items]
Accumulated funding			$ 21,000			$ 77,000
NexoBrid [Member]
Disclosure of contingent liabilities [line items]
Funding amount				12,000
Procurement amount		$ 16,500
Additional funding amount		10,000		$ 31,000
Additional procurement amount		$ 50,000
License Agreement with Vericel [Member]
Disclosure of contingent liabilities [line items]
Upfront payment	$ 17,500
Additional upfront payment	7,500
License Agreement with Vericel [Member] | Maximum [Member]
Disclosure of contingent liabilities [line items]
Additional upfront payment	$ 125,000